Filed with the U.S. Securities and Exchange Commission on May 20, 2020
Securities Act File No. 002-17226
Investment Company Act File No. 811-00994

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment No. 123	[x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 85	[x]

(Check appropriate box or boxes)

RMB INVESTORS TRUST
115 South LaSalle Street, 34th Floor
Chicago, Illinois 60603
(Address of Principal Executive Offices)

Registrant’s Telephone Number; including Area Code: (800) 462-2392

Walter H. Clark
115 South LaSalle Street, 34th Floor
Chicago, Illinois 60603
(Name and Address of Agent for Service of Process)
Copies of Communications to:

Joseph M. Mannon
Vedder Price
222 North LaSalle St.
Chicago, Illinois 60601
It is proposed that this filing will become effective

[x]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 123 to the Registration Statement of RMB Investors Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 122 on Form N-1A filed April 29,

2020. This PEA No. 123 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summaries first provided in Post-Effective Amendment No. 122 to the Trust’s Registration Statement for its series: RMB Fund, RMB Mendon Financial Services Fund, RMB Mendon Financial Long/Short Fund, RMB International Fund, RMB Japan Fund, RMB Small Cap Fund and RMB SMID Cap Fund.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 123 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment No. 123 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 20th day of May, 2020.

RMB Investors Trust (Registrant)

By: /s/ Christopher M. Graff

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 123 to the Registration Statement on Form N-lA has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature and Name	Title	Date
/s/ Christopher M. Graff Christopher M. Graff	President	May 20, 2020

/s/ Maher A. Harb Maher A. Harb	Chief Financial Officer and Treasurer	May 20, 2020

Peter Borish* Peter Borish	Trustee	May 20, 2020

William F. Connell* William F. Connell	Trustee	May 20, 2020

Margaret M. Eisen* Margaret M. Eisen	Trustee	May 20, 2020

Robert Sabelhaus* Robert Sabelhaus	Trustee	May 20, 2020

James M. Snyder* James M. Snyder	Trustee	May 20, 2020

*By: /s/ Maher A. Harb		May 20, 2020

*
Maher A. Harb, Attorney-in-fact pursuant to powers of attorney incorporated by reference to post-effective amendment no. 109 and post-effective amendment no. 120 (Accession Nos. 0001144204-17-023330 and 0000894189-19-003746) (filed on May 1, 2017 and June 24, 2019).

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE